                            INSTITUTIONAL CLASSES OF

                               AIM HIGH YIELD FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

                     Supplement dated August 9, 2004 to the
            Statement of Additional Information dated April 30, 2004
          as supplemented May 18, 2004, July 15, 2004 and July 16, 2004


The following section is added after the section entitled "CALCULATION OF PERFORMANCE DATA - Alternative Total Return Quotations".

         "Calculation of Certain Performance Data

                  AIM High Yield Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may also use a restated or a blended performance calculation to derive certain performance data shown for their Institutional Class shares in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Institutional Class shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Class A shares (Class C shares for AIM Short Term Bond Fund) at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares (Class C shares for AIM Short Term Bond Fund). If the Funds' Institutional Class shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Institutional Class shares since their inception and the restated historical performance of the Funds' Class A shares or Class C shares for AIM Short Term Bond Fund (for periods prior to inception of the Institutional Class shares) at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares (Class C shares for AIM Short Term Bond Fund). If the Funds' Institutional Class shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Institutional Class shares.

                  A restated or blended performance calculation may be used to derive (i) the Funds', except for AIM Money Market Fund, standardized average annual total returns over a stated period and (ii) the Funds' non-standardized cumulative total returns over a stated period.

                  A restated or blended performance calculation may be used to derive AIM Money Market Funds' non-standardized average annual total returns over a stated period."